GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Write-off charge of inventory and related costs		$ 346	$ 1,815	$ 110
Accumulated deficit		(58,019)	(57,096)
Cash generated from operating activities		$ 1,884	3,386	$ (2,130)
Subsequent event [Member]
Inventory [Line Items]
Initial payment received under sales agreement	$ 18,000
Costs of revenue [Member]
Inventory [Line Items]
Write-off charge of inventory and related costs			$ 1,639